Nature Of Business And Significant Accounting Policies	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Nature Of Business And Significant Accounting Policies [Abstract]
Nature Of Business And Significant Accounting Policies

TRADE STREET RESIDENTIAL, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2012 and 2011

NOTE A—NATURE OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES

Trade Street Residential, Inc. (the “Company” or “TSRI”)) is the surviving legal entity of the reverse recapitalization transaction that occurred on June 1, 2012, as described below. The consolidated financial statements as of and for the years ended December 31, 2012 and 2011 reflect the combination of certain real estate entities and management operations that were contributed to the Company in a reverse recapitalization transaction (the “recapitalization”). The Company includes certain subsidiaries of Trade Street Property Fund I, LP (“TSPFI”) and BCOM Real Estate Fund, LLC (“BREF”), as well as TS Manager, LLC, Trade Street Property Management, LLC and Trade Street Investment Adviser, LLLP (“TSIA”), collectively Trade Street Company. During all periods presented in the accompanying consolidated financial statements up to June 1, 2012, the entities comprising Trade Street Company were under common control with Trade Street Capital, LLC (“Trade Street Capital”), a real estate investment and management company ultimately owned and controlled by an individual.

The Company is engaged in the business of acquiring, owning, operating and managing conveniently located, garden-style and mid-rise apartment communities in mid-sized cities and suburban markets of larger cities primarily in the southeastern United States, including Texas.

As of December 31, 2012, the Company’s primary assets consisted of 13 apartment communities, four development properties, and an investment in an unconsolidated joint venture which holds an additional operating property. Substantially all of the Company’s revenues were derived from rents received from residents in its apartment communities, and the Company derives a smaller portion of its revenues from fees earned from serving as an adviser to affiliates and other third parties with respect to real estate assets. The Company, through its affiliates, actively manages the acquisition and operations of its real estate investments. The Company may also enter into management agreements relating to the management of the operations of certain of its real estate investments.

On June 1, 2012, the Company completed a reverse recapitalization transaction with Feldman, a Maryland corporation that qualifies and has elected to be taxed as a REIT for U.S. federal income tax purposes. Immediately prior to the reverse recapitalization transaction, Feldman held a single parcel of land having minimal value (which was sold shortly after the recapitalization transaction) and conducted no operations. In the recapitalization, Feldman acquired certain contributed apartment assets in exchange for shares of common and preferred stock in Feldman and common and preferred units in Trade Street Operating Partnership, LP, a newly formed operating partnership (the “Operating Partnership” or “OP”) that, at the time of the recapitalization transaction, was owned by Feldman and a wholly-owned subsidiary of Feldman. Immediately following consummation of the recapitalization, TSPFI and BREF collectively owned approximately 96% of the voting stock of Feldman. For accounting purposes, TSIA was deemed to be the acquirer in the recapitalization transaction, although Feldman was the legal acquirer and surviving entity in the transaction. The transaction was accounted for as a reverse recapitalization, as it is a capital transaction in substance, rather than a business combination. As a reverse recapitalization, no goodwill is recorded. For accounting purposes, the legal acquiree is treated as the continuing reporting entity that acquired the legal acquirer. Consequently, the financial statements of the Company reflect the consolidated financial statements of Trade Street Company prior to June 1, 2012 and thereafter also include Feldman. All assets and liabilities are recorded at their historical cost, except for land acquired from Feldman that, prior to the recapitalization, was recorded at its net realizable value. The legal capital for the accounting acquirer is adjusted retroactively to reflect the legal capital of Feldman as of December 31, 2011. In connection with the recapitalization, costs of approximately $2,719,000 were incurred during 2012, of which $868,000 was recorded as charges against additional paid-in capital in the accompanying statement of stockholders’ equity and $1,851,000 was recorded as recapitalization expenses in the accompanying consolidated statements of operations.

Concurrent with the recapitalization transaction, Feldman changed its name to Trade Street Residential, Inc.

Following is a summary of transactions in connection with the reverse recapitalization transaction (after giving effect to the reverse stock split):

•TSPF and BREF contributed to the Operating Partnership all of their respective interests in 12 operating properties and investment in a joint venture, a promissory note, and three development assets in exchange for an aggregate of 3,396,976 shares of common stock and 173,326 shares of Class A preferred stock. In addition, a joint venture partner in one of the operating properties contributed to the Operating Partnership all of its interest in such operating property in exchange for an aggregate of 52,868 shares of the Company’s common stock (see Note J).

•  Feldman issued to stockholders of record as of May 17, 2012, as a special distribution, warrants to purchase an aggregate of 139,215 shares of common stock, which warrants are exercisable for a period of two years following listing of the Company’s common stock on a national securities exchange at an exercise price of $21.60 per share, subject to adjustment for any other stock splits, stock distributions and other capital changes.

•  Feldman declared a special distribution payable to stockholders of record as of May 17, 2012, in an amount equal to $7.50 per share, payable on the earlier of (A) five business days after the date Feldman sold a parcel of land commonly known as the “Northgate Parcel” or (B) July 16, 2012. As the Northgate Parcel was not sold prior to July 16, 2012, the special distribution was paid in 42,340 shares of common stock on July 16, 2012.

•Trade Street Capital and its owners contributed to the Operating Partnership all of their ownership interests in TSIA and TS Manager, LLC in exchange for (i) 546,132 common units, (ii) 98,304 Class B preferred units, and (iii) 98,304 Class C preferred units of limited partnership interest in the Operating Partnership.

•  Trade Street Capital contributed its property management company, Trade Street Property Management, LLC, to the Operating Partnership for no additional consideration.

•  Feldman issued 5,000 shares of our common stock having a value of $90,000 to Brandywine Financial Services Corporation (“Brandywine”) as payment in full of a termination payment due upon termination of the management services agreement between Feldman and Brandywine.

TSPFI and BREF have other ownership interests that were not contributed to Trade Street Residential, Inc. in the recapitalization transaction and, therefore, these financial statements are not intended to represent the consolidated financial position or results of operations of TSPFI and BREF, but rather that of the Company.

Summary of Significant Accounting Policies

Basis of Presentation: The accompanying consolidated financial statements have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission and in accordance with U.S. generally accepted accounting principles (“GAAP”) and represent the assets and liabilities and operating results of the Company. In the opinion of management, all adjustments, consisting of normal and recurring adjustments, necessary for a fair presentation have been included in the consolidated financial statements herein.

Principles of Consolidation: The accompanying consolidated financial statements include the accounts of the Company, which includes Trade Street Operating Partnership, LP, TSIA, Trade Street Property Management, LLC, TS Manager, LLC, Millenia 700, LLC and TS Westmont, LLC and subsidiaries of BREF and TSPFI that were contributed directly to Trade Street Residential, Inc. or its wholly owned Operating Partnership in the recapitalization transaction. Those subsidiaries include JLC/BUSF Associates, LLC, BSF-Lakeshore, LLC, BSF-Arbors River Oaks, LLC, BSF Hawthorne Fontaine, LLC, BSF Trails, LLC, Post Oak JV, LLC, Merce Partners, LLC, Beckanna Partners, LLC, Fox Partners, LLC, River Oaks Partners, LLC, BREF-Maitland, LLC, BREF Venetian, LLC, BREF-Masters Cove, LLC, BREF/Midlothian, LLC. Certain properties are not wholly owned, resulting in noncontrolling interests. Income (loss) allocations, if any, to noncontrolling interests includes the pro rata share of such properties’ net real estate income (loss). All significant intercompany balances and transactions have been eliminated in consolidation.

Under Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) 810, “Consolidation,” when a reporting entity is the primary beneficiary of an entity that is a variable interest entity (“VIE”) as defined in FASB ASC 810, the VIE must be consolidated into the financial statements of the reporting entity. The determination of the primary beneficiary requires management to make significant estimates and judgments about rights, obligations, and economic interests in such entities as well as the same of the other owners. A primary beneficiary has both the power to direct the activities that most significantly impact the VIE, and the obligation to absorb losses or the right to receive benefits from the VIE. Based on the Company’s evaluation, as of December 31, 2011, the Company had consolidated five VIEs as described in Note C. In assessing whether the Company was the primary beneficiary, the Company concluded that it has the power to direct the activities of these VIEs and that the Company has the obligation to absorb losses and the right to receive benefits from these VIEs that could be significant to the entities. During 2012, the Company acquired the remaining ownership interests in four of these VIEs, resulting in them becoming wholly-owned subsidiaries (see Note J). On March 1, 2013, the Company sold its 70% interest in the remaining VIE to its joint venture partner (see Note B).

Unconsolidated joint ventures, including BSF/BR Augusta JV, LLC, an unconsolidated joint venture in which an unaffiliated entity owns a 50% interest, in which the Company does not have a controlling interest but exercises significant influence are accounted for using the equity method, under which the Company recognizes its proportionate share of the joint venture’s earnings and losses.

In connection with the recapitalization transaction, TSPFI and BREF formed a Delaware statutory trust and adopted a plan of liquidation and executed a liquidating trust agreement in order to effectuate its respective dissolution and liquidation. Pursuant to the terms of the liquidation documentation, all of the assets of TSPFI and BREF not conveyed to TSRI in the recapitalization, as well as the shares of common stock and preferred stock issued to TSPFI and BREF in the recapitalization, were conveyed to each company’s respective liquidating trust. Upon completion of the dissolution and liquidation of each of TSPFI and BREF, the trustees of the liquidating trusts will distribute the assets held in the liquidating trusts, including the shares of common stock and preferred stock of TSRI, to the respective partners and members of TSPFI and BREF, including the limited partners and non-managing members, all of which are pension funds, in accordance with the governing documents of TSPFI and BREF. The governing documents of the liquidating trusts require the assets of each liquidating trust to be distributed to the beneficial owners no later than May 31, 2015 unless such date is extended in the trustee’s discretion.

Use of Estimates: The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect amounts reported in these consolidated financial statements and accompanying notes. The more significant estimates include those related to impairment analysis related to the carrying value of real estate assets and estimates related to the valuation of our investment in a joint venture. While management believes that the estimates used are reasonable, actual results could differ from the estimates.

Acquisition of Real Estate Assets: The Company has accounted for acquisitions of its real estate assets, consisting of multifamily apartment communities rented to residents and land held for future development, as business combinations in accordance with current accounting standards. Estimates of future cash flows and other valuation techniques are used to allocate the purchase price of each acquired real estate asset between land, buildings, building improvements, equipment, identifiable intangible assets and other assets and liabilities. The acquisition of a multifamily apartment community typically qualifies as a business combination.

The Company has allocated the cost of acquisitions of real estate assets to assets acquired and liabilities assumed based on estimated fair values. The purchase price is allocated to land, building, improvements, leasing costs, intangibles such as in-place leases, and to current assets and liabilities acquired, if any. The value allocated to in-place leases is amortized over the related remaining lease term (typically 6 months) and reflected in depreciation and amortization in the consolidated statements of operations.

Transaction costs related to the acquisition of a real estate asset, such as broker fees, transfer taxes, legal, accounting, valuation, and other professional and consulting fees, are expensed as incurred and are included in acquisition and recapitalization costs and acquisition fees from related parties in the consolidated statements of operations.

Investment in Real Estate: Real estate investments are stated at the lower of cost less accumulated depreciation or fair value, if deemed impaired, as described below. Depreciation on real estate is computed using the straight-line method over the estimated useful lives of the related assets, generally 35 to 50 years for buildings, 2 to 15 years for long-lived improvements and 3 to 7 years for furniture, fixtures and equipment. Ordinary repairs and maintenance costs are expensed. Significant improvements, renovations and replacements that extend the life of the assets are capitalized and depreciated over their estimated useful lives.

Construction and improvement costs incurred in connection with the development of new properties or the redevelopment of existing properties are capitalized to the extent the total carrying value of the property does not exceed the estimated net realizable value of the completed property. Capitalization of these costs begins when the activities and related expenditures commence and ceases when the project is substantially complete and ready for its intended use, at which time the project is placed in service and depreciation commences. Real estate taxes, construction costs, insurance, and interest costs incurred during construction periods are capitalized. Capitalized interest costs are based on qualified expenditures and interest rates in place during the construction period. During 2012 and 2011, interest costs of approximately $355,000 and $335,000, respectively, were capitalized primarily related to the Estates at Maitland property (see Note G). As of December 31, 2012 and 2011, approximately $2,118,000 and $1,763,000, respectively, of capitalized interest is included investment in real estate. Capitalized real estate taxes and interest costs are amortized over periods which are consistent with the constructed assets. If the Company determines the completion of development or redevelopment is no longer probable, it expenses all capitalized costs which are not recoverable.

Impairment of Real Estate Assets: The Company evaluates its real estate assets when events or circumstances indicate that the carrying amounts of such assets may not be recoverable. The Company assesses the property’s recoverability by comparing the carrying amount of the property to its estimate of the undiscounted future operating cash flows expected to be generated over the holding period of the asset including its eventual disposition. If the carrying amount exceeds the aggregate undiscounted future operating cash flows, an impairment loss is recognized to the extent the carrying amount exceeds the estimated fair value of the property. For real estate owned through unconsolidated real estate joint ventures or other similar real estate investment structures, at each reporting date the Company compares the estimated fair value of its real estate investment to the carrying value, and records an impairment charge to the extent the fair value is less than the carrying amount and the decline in value is determined to be other than a temporary decline. In estimating fair value, management uses appraisals, management estimates, and discounted cash flow calculations, which maximizes inputs from a marketplace participant’s perspective. Approximately $414,000 of impairment charges were recorded in 2011 of which $359,000 was included in loss from discontinued operations in the accompanying consolidated statements of operations (see Note B and E). No impairment was recorded in 2012.

Real Estate Loans: As of December 31, 2011, the Company had an investment in a real estate loan comprised of a mezzanine loan on a development property (see Note D). An allowance for losses on real estate loans receivable equal to the estimated uncollectible amount was recorded based on historical experience and review of the current status of the Company’s outstanding real estate loan. The mezzanine loan was secured by the equity interest of the borrower rather than the underlying real estate.

Investments in real estate loans are classified as impaired when, in the opinion of management, and through review of independent appraisals, there is reasonable doubt as to the timely collection of principal and interest. The Company ceases accruing interest on real estate loans that are classified as impaired. The carrying value, if classified as impaired, is reduced to its net realizable value and an allowance for loan losses is recognized. At December 31, 2011, the Company had recorded allowances for loan losses of $15,415,124 (of which $59,461 was recorded during the year ended December 31, 2011) in order to report the mezzanine loan and related accrued interest receivable at its net realizable value (Note D). No related capitalized fees were expensed during the years ended December 31, 2012 or 2011.

On February 19, 2012, BREF Venetian, LLC, as the lender, completed foreclosure proceedings on Venetian Ft. Myers Associates, LLLP and took possession of the underlying property, The Venetian. The $11,000,000 carrying value of the loan at December 31, 2011 was the carrying value of the property at the time of possession, which also equaled the appraised value. This amount is included in Land Held for Future Development at December 31, 2012 in the accompanying consolidated balance sheets.

Cash and Cash Equivalents: We classify highly liquid investments with an original maturity of three months or less as cash equivalents. The Company maintains its cash (including restricted cash) in bank deposit accounts and may at times maintain balances in excess of federal insured limits.

Restricted Cash and Lender Reserves: Restricted cash consists of escrow accounts for real estate taxes and insurance and restricted cash reserves for capital improvements and repairs on certain properties. As improvements and repairs are completed, related costs incurred by the Company are funded from these reserve accounts. Restricted cash also includes cash held in escrow accounts by mortgage companies on behalf of the Company for payment of property taxes, insurance, interest and security deposits.

Revenue Recognition: Revenues are recorded when earned. Residential properties are leased under operating leases with terms of generally one year or less. Rental income is recognized when earned on a straight-line basis. Revenue from related party advisory fees and related accounts receivables are recorded when earned. Interest income and any related receivable is recorded when earned.

Sales of real estate property occur through the use of a sales contract where gains or losses from real estate property sales are recognized upon closing of the sale. The Company uses the accrual method and recognizes gains or losses on the sale of its properties when the earnings process is complete, we have no significant continuing involvement and the collectability of the sales price and additional proceeds is reasonably assured, which is typically when the sale of the property closes.

Operating Expenses: Operating expenses associated with the rental property include costs to maintain the property on a day to day basis as well as any utility costs, real estate taxes and insurance premiums. Operating expenses are recognized as incurred.

Noncontrolling Interests: The Company, through wholly-owned subsidiaries, enters into operating agreements with third parties in conjunction with the acquisition of certain properties. The Company records these noncontrolling interests at their historical allocated cost, adjusting the basis prospectively for their share of the respective consolidated investments’ net income or loss or equity contributions and distributions. These noncontrolling interests are not redeemable by the equity holders and are presented as part of permanent equity. Income and losses are allocated to the noncontrolling interest holders based on their economic ownership percentage. Noncontrolling interests also include common and preferred units held by certain limited partners in the Operating Partnership other than the Company. These noncontrolling interests are adjusted prospectively for their share of the consolidated net income. The noncontrolling interests are presented outside of permanent equity to the extent settlement in the Company’s common shares, where permitted, may not be within the Company’s control. The noncontrolling interests in the Operating Partnership are discussed further in Note J.

Contributions, Distributions and Allocation of Income/Loss: The Company’s subsidiaries include limited liability companies and a limited partnership. Prior to June 1, 2012, the allocations of income and loss, and the provisions governing contributions to and distributions from these entities were governed by their respective operating agreements.

Fair Value of Financial Instruments: For financial assets and liabilities recorded at fair value on a recurring basis, fair value is the price the Company would receive to sell an asset, or pay to transfer a liability, in an orderly transaction with a market participant at the measurement date. In the absence of such data, fair value is estimated using internal information consistent with what market participants would use in a hypothetical transaction.

In determining fair value, observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect management’s market assumptions; preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

•Level 1: Quoted prices for identical instruments in active markets.

•Level 2: Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

•Level 3: Significant inputs to the valuation model are unobservable.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

The carrying amounts reported in the consolidated balance sheets for cash and cash equivalents, restricted cash and lender reserves, amounts due from related parties, accounts payable, accrued expenses, amounts due to related parties and security deposits approximate their fair values due to the short-term nature of these items.

There is no material difference between the carrying amounts and fair values of mortgage notes payable as interest rates and other terms approximate current market rates and terms for similar types of debt instruments available to the Company (Level 2).

Disclosures about the fair value of financial instruments are based on pertinent information available to management as of December 31, 2012 and 2011.

Non-recurring Fair Value Disclosures: Certain assets are measured at fair value on a non-recurring basis. These assets are not measured at fair value on an ongoing basis, but are subject to fair value adjustments in certain circumstances. These assets primarily include long-lived assets, which are recorded at fair value when they are impaired. The fair value methodologies used to measure long-lived assets are described above at “Impairment of Real Estate Assets”. The inputs associated with the valuation of long-lived assets are generally included in Level 3 of the fair value hierarchy.

No assets were measured at fair value on a non-recurring basis as of December 31, 2012. The following table sets forth by level, within the fair value hierarchy, the Company’s assets measured at fair value on a non-recurring basis as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Oak Reserve at Winter Park...........................................................................	$—	$—	$ 11,319,744	$ 11,319,744
Venetian.............................................................................................................	—	—	11,000,000	11,000,000
The Estates at Maitland...................................................................................	—	—	10,000,000	10,000,000
Midlothian Town Center-East.........................................................................	—	—	8,160,000	8,160,000

Total assets at fair value.................................................................................	$—	$—	$ 40,479,744	$ 40,479,744

Intangible Assets: The Company allocates the purchase price of acquired properties to net tangible and identified intangible assets based on relative fair values. Fair value estimates are based on information obtained from a number of sources, including independent appraisals that may be obtained in connection with the acquisition or financing of the respective property and other market data. The value of in-place leases is based on the difference between (i) the property valued with existing in-place leases adjusted to market rental rates and (ii) the property valued “as-if” vacant. As lease terms are typically one year or less, rates on in-place leases generally approximate market rental rates. Factors considered in the valuation of in-place leases include an estimate of the carrying costs during the expected lease-up period considering current market conditions, nature of the tenancy, and costs to execute similar leases. Carrying costs include estimates of lost rentals at market rates during the expected lease-up period, as well as marketing and other operating expenses. The value of in-place leases is amortized over the remaining initial term of the respective leases, generally less than one year. The purchase price of property acquisitions is not expected to be allocated to tenant relationships, considering the terms of the leases and the expected levels of renewals. Amortization expense for in-place leases was approximately $990,000 and $994,000 for the years ended December 31, 2012 and 2011, respectively. Intangible assets, net of amortization, are itemized on the accompanying consolidated balance sheets and the amortization of intangible assets is included in depreciation and amortization expense in the accompanying consolidated statements of operations. See Note C for a detailed discussion of the property acquisitions completed during 2012 and 2011.

All remaining unamortized in-place leases will be fully amortized during fiscal 2013.

Earnings Per Share: In accordance with the provisions of accounting standards for earnings per share, basic earnings per share is computed by dividing net income attributable to common stockholders by the weighted average number of shares outstanding during the period. Potentially dilutive common shares, and the related impact to earnings, are considered when calculating earnings per share on a diluted basis using the if-converted method. Those include 196,608 convertible Class B and C preferred OP units and 546,132 common OP units. Class A preferred shares have been excluded from potentially dilutive common shares since their conversion is contingent upon the achievement of future conditions. For periods where we report a net loss available for common stockholders, the effect of dilutive shares is excluded from earnings per share calculations because including such shares would be anti-dilutive.

The common OP units are redeemable at the option of the holder at any time after one year from the date of issuance for a cash price per common OP unit equal to the average closing price of the common stock for the 20 trading days prior to the delivery of the notice of redemption by the holder (or, in the absence of such trading on a securities exchange, the average bid/ask prices as quoted at the end of the trading day in an interdealer market), or, at the Company’s election, for shares of common stock on a one-for-one basis.

The Class B preferred units and Class C preferred units are convertible into common OP units (Class B preferred units are convertible one year after issuance and Class C preferred units are convertible two years after issuance) at a conversion rate equal to the sum of (A) the liquidation preference per unit ($100), (B) an additional 3.0% per annum of the liquidation preference per unit, and (C) any unpaid accumulated distributions; divided by, generally, the average closing price of the common stock for the 20 trading days prior to the date of conversion (or, in the absence of such trading on a securities exchange, the average bid/ask prices as quoted at the end of the trading day in an interdealer market). Additionally, the Class B preferred units and Class C preferred units automatically convert into common OP units upon the occurrence of certain events, such as a change of control, as described in the Operating Partnership’s agreement of limited partnership at a rate equal to $100 divided by the average closing price of the common stock for the 20 trading days prior to the delivery of the notice of redemption by the holder immediately preceding such event (or, in the absence of such trading on a securities exchange, the average bid/ask prices as quoted at the end of the trading day in an interdealer market). See Note L for a description of the amended and restated agreement of limited partnership of the Operating Partnership.

A reconciliation of the numerators and denominators of the basic and diluted earnings per share computations for the years ended December 31, 2012 and 2011 is presented below:

	Years ended December 31,
	2012	2011
Shares Outstanding...........................................................................................................	4,717,375	96,284
Weighted average common shares—basic.....................................................................	2,278,094	96,284
Effect of dilutive securities.............................................................................................	—	—
Weighted average common shares—diluted.................................................................	2,278,094	96,284

Calculation of Earnings per Share
Net loss attributable to Trade Street Residential, Inc.:
Continuing operations.......................................................................................................	$ (7,213,905)	$ (852,210)
Discontinued operations...................................................................................................	(4,103)	(2,568,716)

Net loss available for common stockholders.................................................................	$ (7,218,008)	$ (3,420,926)

Basic and diluted earnings per common share of Trade Street Residential, Inc.:
Continuing operations.......................................................................................................	$ (3.17)	$ (8.85)
Discontinued operations...................................................................................................	-	(26.68)

Earnings per share—basic...............................................................................................	$ (3.17)	$ (35.53)
Weighted average common shares—basic.....................................................................	2,278,094	96,284

Deferred Financing Costs: Deferred financing costs are amortized over the terms of the related debt obligations, using the straight-line method which approximates the effective interest method. If the debt obligations are paid down prior to their maturity, the related unamortized loan costs are charged to interest expense.

For the years ended December 31, 2012 and 2011, deferred financing costs of approximately $636,000 and $81,000, respectively, were amortized and included in interest expense on the consolidated statements of operations. Estimated amortization of deferred financing costs for each of the next five years and thereafter is as follows:

Year ending December 31,
2013	$1,030,922
2014	240,536
2015	215,774
2016	192,917
2017	182,959
Thereafter	303,101
$2,166,209

Prepaid expenses and other assets: As of December 31, 2012, prepaid expenses and other assets primarily consist of deferred offering costs in the amount of approximately $2.5 million as well as deposits made for future acquisitions of real estate assets in the amount of $1.8 million. As of December 31, 2011, prepaid expenses and other assets primarily consist of prepaid expenses and utility deposits.

Income Taxes: The Company has maintained and intends to maintain its election as a REIT under the Internal Revenue Code of 1986, as amended. In order for the Company to continue to qualify as a REIT it must meet a number of organizational and operational requirements, including a requirement to distribute annual dividends to its stockholders equal to a minimum of 90% of our REIT taxable income, computed without regard to the dividends paid deduction and our net capital gains. As a REIT, the Company generally will not be subject to federal income tax on its taxable income at the corporate level to the extent such income is distributed to our stockholders annually. The Company’s Operating Partnership is a flow through entity and is not subject to federal income taxes at the entity level. No provision has been made for income taxes since all of the Company’s operations are held in pass-through entities and accordingly the income or loss of the Company is included in the individual income tax returns of the members. The Company’s tax years that remain subject to examination for U.S. federal and state purposes range from 2009 through 2011.

Commitments and Contingencies: The Company may from time to time be involved in legal proceedings arising from the normal course of business. There are no pending or threatened legal proceedings as of December 31, 2012 and 2011. Due the nature of the Company’s operations, it is possible that existing properties, or properties that the Company will acquire in the future, have asbestos or other environmental related liabilities. As of December 31, 2012 and 2011, the Company is not aware of any claims or potential liabilities that would need to be accrued or disclosed.

Risks and Uncertainties: The Company’s investments in real estate are subject to various risks, including the risks associated with the general economic climate. Due to the level of risk associated with real estate investments, it is at least reasonably possible that changes in their values will occur in the near term and that such changes could materially affect the amounts reported in the consolidated financial statements.

Recent disruptions in the global capital, credit and real estate markets have led to, among other things, a significant decrease in the fair value of many real estate and mortgage-related investments, as well as a tightening of short- and long-term funding sources. The Company cannot presently determine the full extent to which current market conditions will affect it or the volatility of the markets in which it operates. If difficult conditions continue, the Company may experience tightening of liquidity due to repayment of existing debt, erosion of the fair value of its assets, as well as challenges in obtaining investment financing. The decision by investors and lenders to enter into transactions with the Company will depend upon a number of factors, such as the Company’s historical and projected financial performance, industry and market trends, the availability of capital and investors, lenders’ policies, future interest rates, and the relative attractiveness of alternative investment or lending opportunities compared to other investment vehicles.

Future changes in market trends and conditions may occur which could cause actual results to differ materially from the estimates used in preparing the accompanying consolidated financial statements.

The Company is subject to the following risks in the course of conducting its business activities:

Development Risk: Development risk arises from the possibility that developed properties will not be sold or leased or that costs of development will exceed the original estimate resulting in lower than anticipated or uneconomic returns from such developments. Due to the extended length of time between the inception of a project and its ultimate completion, a well-conceived project may, as a result of the financial markets, investor sentiment, economic or other conditions prior to its completion, become an economically unattractive investment.

Investment and Financing Risk: The Company’s debt contains mortgage notes that carry variable interest rates exposing the Company to interest rate risk (see Note G).

Liquidity Risk: Liquidity risk is the risk that the Company will not have sufficient funds available to meet its operational requirements and investing plans. The Company’s primary source of liquidity is net operating income from its rental properties which is used as working capital and to fund capital expenditure requirements. The Company regularly monitors and manages its liquidity to ensure access to sufficient funds. Access to funding is achieved through mortgage financing, credit markets, sales of existing properties and cash reserves. As of December 31, 2012, the Company had mortgage debt totaling $133.2 million, of which $65.9million matures in 2013. This debt is expected to be extended or refinanced during 2013.

Credit Risks: The Company is exposed to credit risk in that tenants may be unable to pay the contracted rents. Management mitigates this risk by carrying out appropriate credit checks and related due diligence on prospective tenants.

Concentrations of Risk: The Company maintains its cash (including restricted cash) in bank deposit accounts and may at times maintain balances in excess of federally insured limits.

Recent Accounting Pronouncements: In February 2013, the FASB issued Accounting Standards Update (“ASU”) 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. Under ASU 2013-02, an entity is required to provide information about the amounts reclassified out of accumulated other comprehensive income (“AOCI”) by component. In addition, an entity is required to present, either on the face of the financial statements or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income, but only if the amount reclassified is required to be reclassified in its entirety in the same reporting period. For amounts that are not required to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional details about those amounts. ASU 2013-02 does not change the current requirements for reporting net income or other comprehensive income in the financial statements. ASU 2013-02 is effective for interim and annual periods beginning after December 15, 2012 and early adoption is permitted. We have early adopted ASU 2013-02 for the annual period ended December 31, 2012. The adoption of ASU 2013-02 did not have a significant impact on the consolidated financial statements.

In December 2011, the FASB issued ASU 2011-12 in order to defer only those changes in ASU 2011-05 that relate to the presentation of reclassification adjustments. No other requirements in ASU 2011-05 were affected by this update, including the requirement to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements. ASU 2011-12 is effective for us in fiscal years, and interim periods within those years, beginning after December 15, 2011. The adoption of ASU 2011-12 did not have a significant impact on the consolidated financial statements.

In December 2011, the FASB issued ASU 2011-11, Balance Sheet Disclosures relating to Offsetting Assets and Liabilities. The amendments will enhance disclosures required by GAAP by requiring improved information about financial instruments and derivative instruments that are either (1) offset in accordance with either ASC 210-20-45 or ASC 815-10-45 or (2) subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with either ASC 210-20-45 or ASC 815-10-45. This information will enable users of an entity’s financial statements to evaluate the effect or potential effect of netting arrangements on an entity’s financial position, including the effect or potential effect of rights of setoff associated with certain financial instruments and derivative instruments. The amendment is to be applied retrospectively for all comparative periods presented and is effective for annual periods beginning after January 1, 2013. The Company does not believe the future adoption of ASU 2011-11 will have a significant impact on the consolidated financial statements.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. ASU 2011-05 eliminates the option to present components of other comprehensive income as part of the statement of stockholders’ equity and requires the presentation of components of net income and components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The adoption of ASU 2011-05 did not have a significant impact on the consolidated financial statements.

In May 2011, the FASB issued ASU 2011-04, Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”). ASU 2011-04 amended ASC 820, Fair Value Measurements and Disclosures, to converge the fair value measurement guidance in GAAP and IFRS. Some of the amendments clarify the application of existing fair value measurement requirements, while other amendments change a particular principle in ASC 820. In addition, ASU 2011-04 requires additional fair value disclosures. The amendments are to be applied prospectively and are effective for annual periods beginning after December 15, 2011. The implementation of ASU 2011-04 did not have a significant impact on the Company’s consolidated financial statements.

Reclassifications: Certain amounts in the consolidated financial statements have been reclassified in the prior year to conform to the current year presentation. Balances and amounts in the 2011 consolidated balance sheets and statements of operations associated with properties disposed of or held for sale in 2012 have been reclassified to discontinued operations to conform with the current year presentation. See Note B for further explanation. Further, the Company reclassified approximately $80,000 from real estate taxes and insurance to general and administrative expense.

Reverse Stock Split: On January 17, 2013, the Company effected a 1 for 150 reverse stock split of its common stock and the common units of the Operating Partnership. All common stock and per-share data included in these consolidated financial statements give effect to the reverse stock split and have been adjusted retroactively for all periods presented.

Correction of Error: After issuing interim financial statements as of and for the six and nine months ended June 30, 2012 and September 30, 2012, respectively, the Company identified two accounting errors: (1) expenses incurred in connection with the recapitalization on June 1, 2012 that should have been recorded as expense and included in our statement of operations for the six months ended June 30, 2012 were incorrectly recorded as a direct reduction to equity in those financial statements; and (2) certain capital expenditures occurring from January 1, 2012 through September 30, 2012 were inappropriately recorded as operating expense but should have been capitalized. In accordance with ASC 250-10 and SEC Staff Accounting Bulletin No. 99, Materiality, we assessed the materiality of the errors and concluded that the errors were material to our previously issued financial statements for the six months ended June 30, 2012 and the nine months ended September 30, 2012. The Company has revised and restated its previously issued financial statements as of and for the six months ended June 30, 2012 and for the nine months ended September 30, 2012.

Correction of the errors had the following effects on the Company’s consolidated financial statements:

	June 30, 2012			September 30, 2012
	As		As	As		As
	Reported	Adjustment	Restated	Reported	Adjustment	Restated
Balance sheet information:
Building and improvements	$77,385,897	$442,782	$77,828,679	$77,796,104	$584,947	$78,381,051
Accumulated depreciation	(4,870,063)	(41,213)	(4,911,276)	(5,693,712)	(92,938)	(5,786,650)
Net investment in properties	135,479,728	401,569	135,881,297	134,019,926	492,009	134,511,935
Real estate held for sale	84,535,052	214,018	84,749,070	83,690,921	340,186	84,031,107
Total assets	234,027,018	615,587	234,642,605	231,563,678	832,195	232,395,873
Noncontrolling interest - Preferred B and C units	20,148,421	(285,706)	19,862,715	19,547,279	147,734	19,695,013
Additional paid-in capital	52,497,870	1,851,459	54,349,329	54,432,120	-	54,432,120
Accumulated deficit	(34,365,806)	(807,368)	(35,173,174)	(37,138,583)	610,593	(36,527,990)
Stockholders' equity - Trade Street Residential	22,966,755	1,044,091	24,010,846	22,959,239	610,593	23,569,832
Noncontrolling interests	11,125,411	(142,852)	10,982,559	10,734,109	73,868	10,807,977
Total stockholders' equity	34,092,166	901,239	34,993,405	33,693,348	684,461	34,377,809
Total liabilities and stockholders' equity	$234,027,018	$615,587	$234,642,605	$231,563,678	$832,195	$232,395,873

	Six months ended June 30, 2012			Nine months ended September 30, 2012
	As		As	As		As
	Reported	Adjustment	Restated	Reported	Adjustment	Restated
Statement of operations information:
Property operations expense	$2,921,510	$(442,782)	$2,478,728	$4,419,429	$(584,947)	$3,834,482
Depreciation and amortization	2,740,458	41,213	2,781,671	3,461,216	92,938	3,554,154
Acquisition and recapitalization costs	-	1,851,459	1,851,459	1,851,459	-	1,851,459
Total operating expenses	7,334,983	1,449,890	8,784,873	12,851,028	(492,009)	12,359,019
Loss (income) from operations	(426,450)	(1,449,890)	(1,876,340)	(2,365,769)	492,009	(1,873,760)
Loss before income (loss) from unconsolidated
joint venture	(2,133,643)	(1,449,890)	(3,583,533)	(5,477,328)	492,009	(4,985,319)
Loss from continuing operations	(2,094,409)	(1,449,890)	(3,544,299)	(5,436,051)	492,009	(4,944,042)
Discontinued operations	(1,514,111)	214,018	(1,300,093)	(1,977,020)	340,186	(1,636,834)
Net loss	(3,608,520)	(1,235,872)	(4,844,392)	(7,413,071)	832,195	(6,580,876)
Loss allocated to noncontrolling interests	359,808	428,504	788,312	1,391,582	(221,602)	1,169,980
Loss attributable to Trade Street Residential	$(3,302,353)	$(807,368)	$(4,109,721)	$(6,236,050)	$610,593	$(5,625,457)
Basic and diluted earnings per share:
Continuing operations	($2.66)	($1.51)	($4.17)	($2.55)	$ 0.17	($2.39)
Discontinued operations	(2.25)	0.32	(1.93)	($1.19)	$ 0.20	($0.98)
Net loss available for common shareholders	($4.91)	($1.19)	($6.10)	($3.74)	$ 0.37	($3.37)

	Six months ended June 30, 2012			Nine months ended September 30, 2012
	As		As	As		As
	Reported	Adjustment	Restated	Reported	Adjustment	Restated
Statement of stockholders' equity information:
Accumulated deficit	(34,365,806)	(807,368)	(35,173,174)	(37,138,583)	610,593	(36,527,990)
Temporary equity	37,511,642	(285,706)	37,225,936	36,995,430	147,735	37,143,165
Noncontrolling interests	11,125,411	(142,852)	10,982,559	10,734,109	73,868	10,807,977

	Six months ended June 30, 2012			Nine months ended September 30, 2012
	As		As	As		As
	Reported	Adjustment	Restated	Reported	Adjustment	Restated
Statement of cash flows information:
Net loss	$(3,608,520)	$(1,235,872)	$(4,844,392)	$(7,413,071)	$832,195	$(6,580,876)
Income (loss) from discontinued real estate operations	(1,514,111)	214,018	(1,300,093)	(1,977,020)	340,186	(1,636,834)
Loss from continuing operations	(2,094,409)	(1,449,890)	(3,544,299)	(5,436,051)	492,009	(4,944,042)
Depreciation and amortization	2,740,458	41,213	2,781,671	3,461,216	92,938	3,554,154
Net cash provided by operating activities -
continuing operations	5,247,364	(1,408,677)	3,838,687	718,228	584,947	1,303,175
Net cash provided by operating activities -
discontinued operations	1,254,681	218,510	1,473,191	1,364,829	357,466	1,722,295
Net cash provided by operating activities	6,720,555	(1,408,677)	5,311,878	2,440,523	584,947	3,025,470
Purchase of real estate assets	(244,096)	(442,782)	(686,878)	(592,744)	(584,947)	(1,177,691)
Net cash provided by (used in) investing activities -
continuing operations	(169,737)	(442,782)	(612,519)	653,102	(584,947)	68,155
Net cash used in investing activities -
discontinued operations	(238,935)	(218,510)	(457,445)	(74,663)	(357,466)	(432,129)
Net cash used in investing activities	(408,672)	(661,292)	(1,069,964)	578,439	(942,413)	(363,974)
Net cash used in financing activities	(4,122,878)	1,851,459	(2,271,419)	(1,748,164)	-	(1,748,164)
Net change in cash and cash equivalents	$1,930,470	$-	$1,930,470	$913,332	$-	$913,332

TRADE STREET RESIDENTIAL, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2012 and 2011

NOTE A—NATURE OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES

Trade Street Residential, Inc. (the “Company” or “TSRI”)) is the surviving legal entity of the reverse recapitalization transaction that occurred on June 1, 2012, as described below. The consolidated financial statements as of and for the years ended December 31, 2012 and 2011 reflect the combination of certain real estate entities and management operations that were contributed to the Company in a reverse recapitalization transaction (the “recapitalization”). The Company includes certain subsidiaries of Trade Street Property Fund I, LP (“TSPFI”) and BCOM Real Estate Fund, LLC (“BREF”), as well as TS Manager, LLC, Trade Street Property Management, LLC and Trade Street Investment Adviser, LLLP (“TSIA”), collectively Trade Street Company. During all periods presented in the accompanying consolidated financial statements up to June 1, 2012, the entities comprising Trade Street Company were under common control with Trade Street Capital, LLC (“Trade Street Capital”), a real estate investment and management company ultimately owned and controlled by an individual.

The Company is engaged in the business of acquiring, owning, operating and managing conveniently located, garden-style and mid-rise apartment communities in mid-sized cities and suburban markets of larger cities primarily in the southeastern United States, including Texas.

As of December 31, 2012, the Company’s primary assets consisted of 13 apartment communities, four development properties, and an investment in an unconsolidated joint venture which holds an additional operating property. Substantially all of the Company’s revenues were derived from rents received from residents in its apartment communities, and the Company derives a smaller portion of its revenues from fees earned from serving as an adviser to affiliates and other third parties with respect to real estate assets. The Company, through its affiliates, actively manages the acquisition and operations of its real estate investments. The Company may also enter into management agreements relating to the management of the operations of certain of its real estate investments.

On June 1, 2012, the Company completed a reverse recapitalization transaction with Feldman, a Maryland corporation that qualifies and has elected to be taxed as a REIT for U.S. federal income tax purposes. Immediately prior to the reverse recapitalization transaction, Feldman held a single parcel of land having minimal value (which was sold shortly after the recapitalization transaction) and conducted no operations. In the recapitalization, Feldman acquired certain contributed apartment assets in exchange for shares of common and preferred stock in Feldman and common and preferred units in Trade Street Operating Partnership, LP, a newly formed operating partnership (the “Operating Partnership” or “OP”) that, at the time of the recapitalization transaction, was owned by Feldman and a wholly-owned subsidiary of Feldman. Immediately following consummation of the recapitalization, TSPFI and BREF collectively owned approximately 96% of the voting stock of Feldman. For accounting purposes, TSIA was deemed to be the acquirer in the recapitalization transaction, although Feldman was the legal acquirer and surviving entity in the transaction. The transaction was accounted for as a reverse recapitalization, as it is a capital transaction in substance, rather than a business combination. As a reverse recapitalization, no goodwill is recorded. For accounting purposes, the legal acquiree is treated as the continuing reporting entity that acquired the legal acquirer. Consequently, the financial statements of the Company reflect the consolidated financial statements of Trade Street Company prior to June 1, 2012 and thereafter also include Feldman. All assets and liabilities are recorded at their historical cost, except for land acquired from Feldman that, prior to the recapitalization, was recorded at its net realizable value. The legal capital for the accounting acquirer is adjusted retroactively to reflect the legal capital of Feldman as of December 31, 2011. In connection with the recapitalization, costs of approximately $2,719,000 were incurred during 2012, of which $868,000 was recorded as charges against additional paid-in capital in the accompanying statement of stockholders’ equity and $1,851,000 was recorded as recapitalization expenses in the accompanying consolidated statements of operations.

Concurrent with the recapitalization transaction, Feldman changed its name to Trade Street Residential, Inc.

Following is a summary of transactions in connection with the reverse recapitalization transaction (after giving effect to the reverse stock split):

•TSPF and BREF contributed to the Operating Partnership all of their respective interests in 12 operating properties and investment in a joint venture, a promissory note, and three development assets in exchange for an aggregate of 3,396,976 shares of common stock and 173,326 shares of Class A preferred stock. In addition, a joint venture partner in one of the operating properties contributed to the Operating Partnership all of its interest in such operating property in exchange for an aggregate of 52,868 shares of the Company’s common stock (see Note J).

•  Feldman issued to stockholders of record as of May 17, 2012, as a special distribution, warrants to purchase an aggregate of 139,215 shares of common stock, which warrants are exercisable for a period of two years following listing of the Company’s common stock on a national securities exchange at an exercise price of $21.60 per share, subject to adjustment for any other stock splits, stock distributions and other capital changes.

•  Feldman declared a special distribution payable to stockholders of record as of May 17, 2012, in an amount equal to $7.50 per share, payable on the earlier of (A) five business days after the date Feldman sold a parcel of land commonly known as the “Northgate Parcel” or (B) July 16, 2012. As the Northgate Parcel was not sold prior to July 16, 2012, the special distribution was paid in 42,340 shares of common stock on July 16, 2012.

•Trade Street Capital and its owners contributed to the Operating Partnership all of their ownership interests in TSIA and TS Manager, LLC in exchange for (i) 546,132 common units, (ii) 98,304 Class B preferred units, and (iii) 98,304 Class C preferred units of limited partnership interest in the Operating Partnership.

•  Trade Street Capital contributed its property management company, Trade Street Property Management, LLC, to the Operating Partnership for no additional consideration.

•  Feldman issued 5,000 shares of our common stock having a value of $90,000 to Brandywine Financial Services Corporation (“Brandywine”) as payment in full of a termination payment due upon termination of the management services agreement between Feldman and Brandywine.

TSPFI and BREF have other ownership interests that were not contributed to Trade Street Residential, Inc. in the recapitalization transaction and, therefore, these financial statements are not intended to represent the consolidated financial position or results of operations of TSPFI and BREF, but rather that of the Company.

Summary of Significant Accounting Policies

Basis of Presentation: The accompanying consolidated financial statements have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission and in accordance with U.S. generally accepted accounting principles (“GAAP”) and represent the assets and liabilities and operating results of the Company. In the opinion of management, all adjustments, consisting of normal and recurring adjustments, necessary for a fair presentation have been included in the consolidated financial statements herein.

Principles of Consolidation: The accompanying consolidated financial statements include the accounts of the Company, which includes Trade Street Operating Partnership, LP, TSIA, Trade Street Property Management, LLC, TS Manager, LLC, Millenia 700, LLC and TS Westmont, LLC and subsidiaries of BREF and TSPFI that were contributed directly to Trade Street Residential, Inc. or its wholly owned Operating Partnership in the recapitalization transaction. Those subsidiaries include JLC/BUSF Associates, LLC, BSF-Lakeshore, LLC, BSF-Arbors River Oaks, LLC, BSF Hawthorne Fontaine, LLC, BSF Trails, LLC, Post Oak JV, LLC, Merce Partners, LLC, Beckanna Partners, LLC, Fox Partners, LLC, River Oaks Partners, LLC, BREF-Maitland, LLC, BREF Venetian, LLC, BREF-Masters Cove, LLC, BREF/Midlothian, LLC. Certain properties are not wholly owned, resulting in noncontrolling interests. Income (loss) allocations, if any, to noncontrolling interests includes the pro rata share of such properties’ net real estate income (loss). All significant intercompany balances and transactions have been eliminated in consolidation.

Under Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) 810, “Consolidation,” when a reporting entity is the primary beneficiary of an entity that is a variable interest entity (“VIE”) as defined in FASB ASC 810, the VIE must be consolidated into the financial statements of the reporting entity. The determination of the primary beneficiary requires management to make significant estimates and judgments about rights, obligations, and economic interests in such entities as well as the same of the other owners. A primary beneficiary has both the power to direct the activities that most significantly impact the VIE, and the obligation to absorb losses or the right to receive benefits from the VIE. Based on the Company’s evaluation, as of December 31, 2011, the Company had consolidated five VIEs as described in Note C. In assessing whether the Company was the primary beneficiary, the Company concluded that it has the power to direct the activities of these VIEs and that the Company has the obligation to absorb losses and the right to receive benefits from these VIEs that could be significant to the entities. During 2012, the Company acquired the remaining ownership interests in four of these VIEs, resulting in them becoming wholly-owned subsidiaries (see Note J). On March 1, 2013, the Company sold its 70% interest in the remaining VIE to its joint venture partner (see Note B).

Unconsolidated joint ventures, including BSF/BR Augusta JV, LLC, an unconsolidated joint venture in which an unaffiliated entity owns a 50% interest, in which the Company does not have a controlling interest but exercises significant influence are accounted for using the equity method, under which the Company recognizes its proportionate share of the joint venture’s earnings and losses.

In connection with the recapitalization transaction, TSPFI and BREF formed a Delaware statutory trust and adopted a plan of liquidation and executed a liquidating trust agreement in order to effectuate its respective dissolution and liquidation. Pursuant to the terms of the liquidation documentation, all of the assets of TSPFI and BREF not conveyed to TSRI in the recapitalization, as well as the shares of common stock and preferred stock issued to TSPFI and BREF in the recapitalization, were conveyed to each company’s respective liquidating trust. Upon completion of the dissolution and liquidation of each of TSPFI and BREF, the trustees of the liquidating trusts will distribute the assets held in the liquidating trusts, including the shares of common stock and preferred stock of TSRI, to the respective partners and members of TSPFI and BREF, including the limited partners and non-managing members, all of which are pension funds, in accordance with the governing documents of TSPFI and BREF. The governing documents of the liquidating trusts require the assets of each liquidating trust to be distributed to the beneficial owners no later than May 31, 2015 unless such date is extended in the trustee’s discretion.

Use of Estimates: The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect amounts reported in these consolidated financial statements and accompanying notes. The more significant estimates include those related to impairment analysis related to the carrying value of real estate assets and estimates related to the valuation of our investment in a joint venture. While management believes that the estimates used are reasonable, actual results could differ from the estimates.

Acquisition of Real Estate Assets: The Company has accounted for acquisitions of its real estate assets, consisting of multifamily apartment communities rented to residents and land held for future development, as business combinations in accordance with current accounting standards. Estimates of future cash flows and other valuation techniques are used to allocate the purchase price of each acquired real estate asset between land, buildings, building improvements, equipment, identifiable intangible assets and other assets and liabilities. The acquisition of a multifamily apartment community typically qualifies as a business combination.

The Company has allocated the cost of acquisitions of real estate assets to assets acquired and liabilities assumed based on estimated fair values. The purchase price is allocated to land, building, improvements, leasing costs, intangibles such as in-place leases, and to current assets and liabilities acquired, if any. The value allocated to in-place leases is amortized over the related remaining lease term (typically 6 months) and reflected in depreciation and amortization in the consolidated statements of operations.

Transaction costs related to the acquisition of a real estate asset, such as broker fees, transfer taxes, legal, accounting, valuation, and other professional and consulting fees, are expensed as incurred and are included in acquisition and recapitalization costs and acquisition fees from related parties in the consolidated statements of operations.

Investment in Real Estate: Real estate investments are stated at the lower of cost less accumulated depreciation or fair value, if deemed impaired, as described below. Depreciation on real estate is computed using the straight-line method over the estimated useful lives of the related assets, generally 35 to 50 years for buildings, 2 to 15 years for long-lived improvements and 3 to 7 years for furniture, fixtures and equipment. Ordinary repairs and maintenance costs are expensed. Significant improvements, renovations and replacements that extend the life of the assets are capitalized and depreciated over their estimated useful lives.

Construction and improvement costs incurred in connection with the development of new properties or the redevelopment of existing properties are capitalized to the extent the total carrying value of the property does not exceed the estimated net realizable value of the completed property. Capitalization of these costs begins when the activities and related expenditures commence and ceases when the project is substantially complete and ready for its intended use, at which time the project is placed in service and depreciation commences. Real estate taxes, construction costs, insurance, and interest costs incurred during construction periods are capitalized. Capitalized interest costs are based on qualified expenditures and interest rates in place during the construction period. During 2012 and 2011, interest costs of approximately $355,000 and $335,000, respectively, were capitalized primarily related to the Estates at Maitland property (see Note G). As of December 31, 2012 and 2011, approximately $2,118,000 and $1,763,000, respectively, of capitalized interest is included investment in real estate. Capitalized real estate taxes and interest costs are amortized over periods which are consistent with the constructed assets. If the Company determines the completion of development or redevelopment is no longer probable, it expenses all capitalized costs which are not recoverable.

Impairment of Real Estate Assets: The Company evaluates its real estate assets when events or circumstances indicate that the carrying amounts of such assets may not be recoverable. The Company assesses the property’s recoverability by comparing the carrying amount of the property to its estimate of the undiscounted future operating cash flows expected to be generated over the holding period of the asset including its eventual disposition. If the carrying amount exceeds the aggregate undiscounted future operating cash flows, an impairment loss is recognized to the extent the carrying amount exceeds the estimated fair value of the property. For real estate owned through unconsolidated real estate joint ventures or other similar real estate investment structures, at each reporting date the Company compares the estimated fair value of its real estate investment to the carrying value, and records an impairment charge to the extent the fair value is less than the carrying amount and the decline in value is determined to be other than a temporary decline. In estimating fair value, management uses appraisals, management estimates, and discounted cash flow calculations, which maximizes inputs from a marketplace participant’s perspective. Approximately $414,000 of impairment charges were recorded in 2011 of which $359,000 was included in loss from discontinued operations in the accompanying consolidated statements of operations (see Note B and E). No impairment was recorded in 2012.

Real Estate Loans: As of December 31, 2011, the Company had an investment in a real estate loan comprised of a mezzanine loan on a development property (see Note D). An allowance for losses on real estate loans receivable equal to the estimated uncollectible amount was recorded based on historical experience and review of the current status of the Company’s outstanding real estate loan. The mezzanine loan was secured by the equity interest of the borrower rather than the underlying real estate.

Investments in real estate loans are classified as impaired when, in the opinion of management, and through review of independent appraisals, there is reasonable doubt as to the timely collection of principal and interest. The Company ceases accruing interest on real estate loans that are classified as impaired. The carrying value, if classified as impaired, is reduced to its net realizable value and an allowance for loan losses is recognized. At December 31, 2011, the Company had recorded allowances for loan losses of $15,415,124 (of which $59,461 was recorded during the year ended December 31, 2011) in order to report the mezzanine loan and related accrued interest receivable at its net realizable value (Note D). No related capitalized fees were expensed during the years ended December 31, 2012 or 2011.

On February 19, 2012, BREF Venetian, LLC, as the lender, completed foreclosure proceedings on Venetian Ft. Myers Associates, LLLP and took possession of the underlying property, The Venetian. The $11,000,000 carrying value of the loan at December 31, 2011 was the carrying value of the property at the time of possession, which also equaled the appraised value. This amount is included in Land Held for Future Development at December 31, 2012 in the accompanying consolidated balance sheets.

Cash and Cash Equivalents: We classify highly liquid investments with an original maturity of three months or less as cash equivalents. The Company maintains its cash (including restricted cash) in bank deposit accounts and may at times maintain balances in excess of federal insured limits.

Restricted Cash and Lender Reserves: Restricted cash consists of escrow accounts for real estate taxes and insurance and restricted cash reserves for capital improvements and repairs on certain properties. As improvements and repairs are completed, related costs incurred by the Company are funded from these reserve accounts. Restricted cash also includes cash held in escrow accounts by mortgage companies on behalf of the Company for payment of property taxes, insurance, interest and security deposits.

Revenue Recognition: Revenues are recorded when earned. Residential properties are leased under operating leases with terms of generally one year or less. Rental income is recognized when earned on a straight-line basis. Revenue from related party advisory fees and related accounts receivables are recorded when earned. Interest income and any related receivable is recorded when earned.

Sales of real estate property occur through the use of a sales contract where gains or losses from real estate property sales are recognized upon closing of the sale. The Company uses the accrual method and recognizes gains or losses on the sale of its properties when the earnings process is complete, we have no significant continuing involvement and the collectability of the sales price and additional proceeds is reasonably assured, which is typically when the sale of the property closes.

Operating Expenses: Operating expenses associated with the rental property include costs to maintain the property on a day to day basis as well as any utility costs, real estate taxes and insurance premiums. Operating expenses are recognized as incurred.

Noncontrolling Interests: The Company, through wholly-owned subsidiaries, enters into operating agreements with third parties in conjunction with the acquisition of certain properties. The Company records these noncontrolling interests at their historical allocated cost, adjusting the basis prospectively for their share of the respective consolidated investments’ net income or loss or equity contributions and distributions. These noncontrolling interests are not redeemable by the equity holders and are presented as part of permanent equity. Income and losses are allocated to the noncontrolling interest holders based on their economic ownership percentage. Noncontrolling interests also include common and preferred units held by certain limited partners in the Operating Partnership other than the Company. These noncontrolling interests are adjusted prospectively for their share of the consolidated net income. The noncontrolling interests are presented outside of permanent equity to the extent settlement in the Company’s common shares, where permitted, may not be within the Company’s control. The noncontrolling interests in the Operating Partnership are discussed further in Note J.

Contributions, Distributions and Allocation of Income/Loss: The Company’s subsidiaries include limited liability companies and a limited partnership. Prior to June 1, 2012, the allocations of income and loss, and the provisions governing contributions to and distributions from these entities were governed by their respective operating agreements.

Fair Value of Financial Instruments: For financial assets and liabilities recorded at fair value on a recurring basis, fair value is the price the Company would receive to sell an asset, or pay to transfer a liability, in an orderly transaction with a market participant at the measurement date. In the absence of such data, fair value is estimated using internal information consistent with what market participants would use in a hypothetical transaction.

In determining fair value, observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect management’s market assumptions; preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

•Level 1: Quoted prices for identical instruments in active markets.

•Level 2: Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

•Level 3: Significant inputs to the valuation model are unobservable.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

The carrying amounts reported in the consolidated balance sheets for cash and cash equivalents, restricted cash and lender reserves, amounts due from related parties, accounts payable, accrued expenses, amounts due to related parties and security deposits approximate their fair values due to the short-term nature of these items.

There is no material difference between the carrying amounts and fair values of mortgage notes payable as interest rates and other terms approximate current market rates and terms for similar types of debt instruments available to the Company (Level 2).

Disclosures about the fair value of financial instruments are based on pertinent information available to management as of December 31, 2012 and 2011.

Non-recurring Fair Value Disclosures: Certain assets are measured at fair value on a non-recurring basis. These assets are not measured at fair value on an ongoing basis, but are subject to fair value adjustments in certain circumstances. These assets primarily include long-lived assets, which are recorded at fair value when they are impaired. The fair value methodologies used to measure long-lived assets are described above at “Impairment of Real Estate Assets”. The inputs associated with the valuation of long-lived assets are generally included in Level 3 of the fair value hierarchy.

No assets were measured at fair value on a non-recurring basis as of December 31, 2012. The following table sets forth by level, within the fair value hierarchy, the Company’s assets measured at fair value on a non-recurring basis as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Oak Reserve at Winter Park...........................................................................	$—	$—	$ 11,319,744	$ 11,319,744
Venetian.............................................................................................................	—	—	11,000,000	11,000,000
The Estates at Maitland...................................................................................	—	—	10,000,000	10,000,000
Midlothian Town Center-East.........................................................................	—	—	8,160,000	8,160,000

Total assets at fair value.................................................................................	$—	$—	$ 40,479,744	$ 40,479,744

Intangible Assets: The Company allocates the purchase price of acquired properties to net tangible and identified intangible assets based on relative fair values. Fair value estimates are based on information obtained from a number of sources, including independent appraisals that may be obtained in connection with the acquisition or financing of the respective property and other market data. The value of in-place leases is based on the difference between (i) the property valued with existing in-place leases adjusted to market rental rates and (ii) the property valued “as-if” vacant. As lease terms are typically one year or less, rates on in-place leases generally approximate market rental rates. Factors considered in the valuation of in-place leases include an estimate of the carrying costs during the expected lease-up period considering current market conditions, nature of the tenancy, and costs to execute similar leases. Carrying costs include estimates of lost rentals at market rates during the expected lease-up period, as well as marketing and other operating expenses. The value of in-place leases is amortized over the remaining initial term of the respective leases, generally less than one year. The purchase price of property acquisitions is not expected to be allocated to tenant relationships, considering the terms of the leases and the expected levels of renewals. Amortization expense for in-place leases was approximately $990,000 and $994,000 for the years ended December 31, 2012 and 2011, respectively. Intangible assets, net of amortization, are itemized on the accompanying consolidated balance sheets and the amortization of intangible assets is included in depreciation and amortization expense in the accompanying consolidated statements of operations. See Note C for a detailed discussion of the property acquisitions completed during 2012 and 2011.

All remaining unamortized in-place leases will be fully amortized during fiscal 2013.

Earnings Per Share: In accordance with the provisions of accounting standards for earnings per share, basic earnings per share is computed by dividing net income attributable to common stockholders by the weighted average number of shares outstanding during the period. Potentially dilutive common shares, and the related impact to earnings, are considered when calculating earnings per share on a diluted basis using the if-converted method. Those include 196,608 convertible Class B and C preferred OP units and 546,132 common OP units. Class A preferred shares have been excluded from potentially dilutive common shares since their conversion is contingent upon the achievement of future conditions. For periods where we report a net loss available for common stockholders, the effect of dilutive shares is excluded from earnings per share calculations because including such shares would be anti-dilutive.

The common OP units are redeemable at the option of the holder at any time after one year from the date of issuance for a cash price per common OP unit equal to the average closing price of the common stock for the 20 trading days prior to the delivery of the notice of redemption by the holder (or, in the absence of such trading on a securities exchange, the average bid/ask prices as quoted at the end of the trading day in an interdealer market), or, at the Company’s election, for shares of common stock on a one-for-one basis.

The Class B preferred units and Class C preferred units are convertible into common OP units (Class B preferred units are convertible one year after issuance and Class C preferred units are convertible two years after issuance) at a conversion rate equal to the sum of (A) the liquidation preference per unit ($100), (B) an additional 3.0% per annum of the liquidation preference per unit, and (C) any unpaid accumulated distributions; divided by, generally, the average closing price of the common stock for the 20 trading days prior to the date of conversion (or, in the absence of such trading on a securities exchange, the average bid/ask prices as quoted at the end of the trading day in an interdealer market). Additionally, the Class B preferred units and Class C preferred units automatically convert into common OP units upon the occurrence of certain events, such as a change of control, as described in the Operating Partnership’s agreement of limited partnership at a rate equal to $100 divided by the average closing price of the common stock for the 20 trading days prior to the delivery of the notice of redemption by the holder immediately preceding such event (or, in the absence of such trading on a securities exchange, the average bid/ask prices as quoted at the end of the trading day in an interdealer market). See Note L for a description of the amended and restated agreement of limited partnership of the Operating Partnership.

A reconciliation of the numerators and denominators of the basic and diluted earnings per share computations for the years ended December 31, 2012 and 2011 is presented below:

	Years ended December 31,
	2012	2011
Shares Outstanding...........................................................................................................	4,717,375	96,284
Weighted average common shares—basic.....................................................................	2,278,094	96,284
Effect of dilutive securities.............................................................................................	—	—
Weighted average common shares—diluted.................................................................	2,278,094	96,284

Calculation of Earnings per Share
Net loss attributable to Trade Street Residential, Inc.:
Continuing operations.......................................................................................................	$ (7,213,905)	$ (852,210)
Discontinued operations...................................................................................................	(4,103)	(2,568,716)

Net loss available for common stockholders.................................................................	$ (7,218,008)	$ (3,420,926)

Basic and diluted earnings per common share of Trade Street Residential, Inc.:
Continuing operations.......................................................................................................	$ (3.17)	$ (8.85)
Discontinued operations...................................................................................................	-	(26.68)

Earnings per share—basic...............................................................................................	$ (3.17)	$ (35.53)
Weighted average common shares—basic.....................................................................	2,278,094	96,284

Deferred Financing Costs: Deferred financing costs are amortized over the terms of the related debt obligations, using the straight-line method which approximates the effective interest method. If the debt obligations are paid down prior to their maturity, the related unamortized loan costs are charged to interest expense.

For the years ended December 31, 2012 and 2011, deferred financing costs of approximately $636,000 and $81,000, respectively, were amortized and included in interest expense on the consolidated statements of operations. Estimated amortization of deferred financing costs for each of the next five years and thereafter is as follows:

Year ending December 31,
2013	$1,030,922
2014	240,536
2015	215,774
2016	192,917
2017	182,959
Thereafter	303,101
$2,166,209

Prepaid expenses and other assets: As of December 31, 2012, prepaid expenses and other assets primarily consist of deferred offering costs in the amount of approximately $2.5 million as well as deposits made for future acquisitions of real estate assets in the amount of $1.8 million. As of December 31, 2011, prepaid expenses and other assets primarily consist of prepaid expenses and utility deposits.

Income Taxes: The Company has maintained and intends to maintain its election as a REIT under the Internal Revenue Code of 1986, as amended. In order for the Company to continue to qualify as a REIT it must meet a number of organizational and operational requirements, including a requirement to distribute annual dividends to its stockholders equal to a minimum of 90% of our REIT taxable income, computed without regard to the dividends paid deduction and our net capital gains. As a REIT, the Company generally will not be subject to federal income tax on its taxable income at the corporate level to the extent such income is distributed to our stockholders annually. The Company’s Operating Partnership is a flow through entity and is not subject to federal income taxes at the entity level. No provision has been made for income taxes since all of the Company’s operations are held in pass-through entities and accordingly the income or loss of the Company is included in the individual income tax returns of the members. The Company’s tax years that remain subject to examination for U.S. federal and state purposes range from 2009 through 2011.

Commitments and Contingencies: The Company may from time to time be involved in legal proceedings arising from the normal course of business. There are no pending or threatened legal proceedings as of December 31, 2012 and 2011. Due the nature of the Company’s operations, it is possible that existing properties, or properties that the Company will acquire in the future, have asbestos or other environmental related liabilities. As of December 31, 2012 and 2011, the Company is not aware of any claims or potential liabilities that would need to be accrued or disclosed.

Risks and Uncertainties: The Company’s investments in real estate are subject to various risks, including the risks associated with the general economic climate. Due to the level of risk associated with real estate investments, it is at least reasonably possible that changes in their values will occur in the near term and that such changes could materially affect the amounts reported in the consolidated financial statements.

Recent disruptions in the global capital, credit and real estate markets have led to, among other things, a significant decrease in the fair value of many real estate and mortgage-related investments, as well as a tightening of short- and long-term funding sources. The Company cannot presently determine the full extent to which current market conditions will affect it or the volatility of the markets in which it operates. If difficult conditions continue, the Company may experience tightening of liquidity due to repayment of existing debt, erosion of the fair value of its assets, as well as challenges in obtaining investment financing. The decision by investors and lenders to enter into transactions with the Company will depend upon a number of factors, such as the Company’s historical and projected financial performance, industry and market trends, the availability of capital and investors, lenders’ policies, future interest rates, and the relative attractiveness of alternative investment or lending opportunities compared to other investment vehicles.

Future changes in market trends and conditions may occur which could cause actual results to differ materially from the estimates used in preparing the accompanying consolidated financial statements.

The Company is subject to the following risks in the course of conducting its business activities:

Development Risk: Development risk arises from the possibility that developed properties will not be sold or leased or that costs of development will exceed the original estimate resulting in lower than anticipated or uneconomic returns from such developments. Due to the extended length of time between the inception of a project and its ultimate completion, a well-conceived project may, as a result of the financial markets, investor sentiment, economic or other conditions prior to its completion, become an economically unattractive investment.

Investment and Financing Risk: The Company’s debt contains mortgage notes that carry variable interest rates exposing the Company to interest rate risk (see Note G).

Liquidity Risk: Liquidity risk is the risk that the Company will not have sufficient funds available to meet its operational requirements and investing plans. The Company’s primary source of liquidity is net operating income from its rental properties which is used as working capital and to fund capital expenditure requirements. The Company regularly monitors and manages its liquidity to ensure access to sufficient funds. Access to funding is achieved through mortgage financing, credit markets, sales of existing properties and cash reserves. As of December 31, 2012, the Company had mortgage debt totaling $133.2 million, of which $65.9million matures in 2013. This debt is expected to be extended or refinanced during 2013.

Credit Risks: The Company is exposed to credit risk in that tenants may be unable to pay the contracted rents. Management mitigates this risk by carrying out appropriate credit checks and related due diligence on prospective tenants.

Concentrations of Risk: The Company maintains its cash (including restricted cash) in bank deposit accounts and may at times maintain balances in excess of federally insured limits.

Recent Accounting Pronouncements: In February 2013, the FASB issued Accounting Standards Update (“ASU”) 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. Under ASU 2013-02, an entity is required to provide information about the amounts reclassified out of accumulated other comprehensive income (“AOCI”) by component. In addition, an entity is required to present, either on the face of the financial statements or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income, but only if the amount reclassified is required to be reclassified in its entirety in the same reporting period. For amounts that are not required to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional details about those amounts. ASU 2013-02 does not change the current requirements for reporting net income or other comprehensive income in the financial statements. ASU 2013-02 is effective for interim and annual periods beginning after December 15, 2012 and early adoption is permitted. We have early adopted ASU 2013-02 for the annual period ended December 31, 2012. The adoption of ASU 2013-02 did not have a significant impact on the consolidated financial statements.

In December 2011, the FASB issued ASU 2011-12 in order to defer only those changes in ASU 2011-05 that relate to the presentation of reclassification adjustments. No other requirements in ASU 2011-05 were affected by this update, including the requirement to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements. ASU 2011-12 is effective for us in fiscal years, and interim periods within those years, beginning after December 15, 2011. The adoption of ASU 2011-12 did not have a significant impact on the consolidated financial statements.

In December 2011, the FASB issued ASU 2011-11, Balance Sheet Disclosures relating to Offsetting Assets and Liabilities. The amendments will enhance disclosures required by GAAP by requiring improved information about financial instruments and derivative instruments that are either (1) offset in accordance with either ASC 210-20-45 or ASC 815-10-45 or (2) subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with either ASC 210-20-45 or ASC 815-10-45. This information will enable users of an entity’s financial statements to evaluate the effect or potential effect of netting arrangements on an entity’s financial position, including the effect or potential effect of rights of setoff associated with certain financial instruments and derivative instruments. The amendment is to be applied retrospectively for all comparative periods presented and is effective for annual periods beginning after January 1, 2013. The Company does not believe the future adoption of ASU 2011-11 will have a significant impact on the consolidated financial statements.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. ASU 2011-05 eliminates the option to present components of other comprehensive income as part of the statement of stockholders’ equity and requires the presentation of components of net income and components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The adoption of ASU 2011-05 did not have a significant impact on the consolidated financial statements.

In May 2011, the FASB issued ASU 2011-04, Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”). ASU 2011-04 amended ASC 820, Fair Value Measurements and Disclosures, to converge the fair value measurement guidance in GAAP and IFRS. Some of the amendments clarify the application of existing fair value measurement requirements, while other amendments change a particular principle in ASC 820. In addition, ASU 2011-04 requires additional fair value disclosures. The amendments are to be applied prospectively and are effective for annual periods beginning after December 15, 2011. The implementation of ASU 2011-04 did not have a significant impact on the Company’s consolidated financial statements.

Reclassifications: Certain amounts in the consolidated financial statements have been reclassified in the prior year to conform to the current year presentation. Balances and amounts in the 2011 consolidated balance sheets and statements of operations associated with properties disposed of or held for sale in 2012 have been reclassified to discontinued operations to conform with the current year presentation. See Note B for further explanation. Further, the Company reclassified approximately $80,000 from real estate taxes and insurance to general and administrative expense.

Reverse Stock Split: On January 17, 2013, the Company effected a 1 for 150 reverse stock split of its common stock and the common units of the Operating Partnership. All common stock and per-share data included in these consolidated financial statements give effect to the reverse stock split and have been adjusted retroactively for all periods presented.

Correction of Error: After issuing interim financial statements as of and for the six and nine months ended June 30, 2012 and September 30, 2012, respectively, the Company identified two accounting errors: (1) expenses incurred in connection with the recapitalization on June 1, 2012 that should have been recorded as expense and included in our statement of operations for the six months ended June 30, 2012 were incorrectly recorded as a direct reduction to equity in those financial statements; and (2) certain capital expenditures occurring from January 1, 2012 through September 30, 2012 were inappropriately recorded as operating expense but should have been capitalized. In accordance with ASC 250-10 and SEC Staff Accounting Bulletin No. 99, Materiality, we assessed the materiality of the errors and concluded that the errors were material to our previously issued financial statements for the six months ended June 30, 2012 and the nine months ended September 30, 2012. The Company has revised and restated its previously issued financial statements as of and for the six months ended June 30, 2012 and for the nine months ended September 30, 2012.

Correction of the errors had the following effects on the Company’s consolidated financial statements:

	June 30, 2012			September 30, 2012
	As		As	As		As
	Reported	Adjustment	Restated	Reported	Adjustment	Restated
Balance sheet information:
Building and improvements	$77,385,897	$442,782	$77,828,679	$77,796,104	$584,947	$78,381,051
Accumulated depreciation	(4,870,063)	(41,213)	(4,911,276)	(5,693,712)	(92,938)	(5,786,650)
Net investment in properties	135,479,728	401,569	135,881,297	134,019,926	492,009	134,511,935
Real estate held for sale	84,535,052	214,018	84,749,070	83,690,921	340,186	84,031,107
Total assets	234,027,018	615,587	234,642,605	231,563,678	832,195	232,395,873
Noncontrolling interest - Preferred B and C units	20,148,421	(285,706)	19,862,715	19,547,279	147,734	19,695,013
Additional paid-in capital	52,497,870	1,851,459	54,349,329	54,432,120	-	54,432,120
Accumulated deficit	(34,365,806)	(807,368)	(35,173,174)	(37,138,583)	610,593	(36,527,990)
Stockholders' equity - Trade Street Residential	22,966,755	1,044,091	24,010,846	22,959,239	610,593	23,569,832
Noncontrolling interests	11,125,411	(142,852)	10,982,559	10,734,109	73,868	10,807,977
Total stockholders' equity	34,092,166	901,239	34,993,405	33,693,348	684,461	34,377,809
Total liabilities and stockholders' equity	$234,027,018	$615,587	$234,642,605	$231,563,678	$832,195	$232,395,873

	Six months ended June 30, 2012			Nine months ended September 30, 2012
	As		As	As		As
	Reported	Adjustment	Restated	Reported	Adjustment	Restated
Statement of operations information:
Property operations expense	$2,921,510	$(442,782)	$2,478,728	$4,419,429	$(584,947)	$3,834,482
Depreciation and amortization	2,740,458	41,213	2,781,671	3,461,216	92,938	3,554,154
Acquisition and recapitalization costs	-	1,851,459	1,851,459	1,851,459	-	1,851,459
Total operating expenses	7,334,983	1,449,890	8,784,873	12,851,028	(492,009)	12,359,019
Loss (income) from operations	(426,450)	(1,449,890)	(1,876,340)	(2,365,769)	492,009	(1,873,760)
Loss before income (loss) from unconsolidated
joint venture	(2,133,643)	(1,449,890)	(3,583,533)	(5,477,328)	492,009	(4,985,319)
Loss from continuing operations	(2,094,409)	(1,449,890)	(3,544,299)	(5,436,051)	492,009	(4,944,042)
Discontinued operations	(1,514,111)	214,018	(1,300,093)	(1,977,020)	340,186	(1,636,834)
Net loss	(3,608,520)	(1,235,872)	(4,844,392)	(7,413,071)	832,195	(6,580,876)
Loss allocated to noncontrolling interests	359,808	428,504	788,312	1,391,582	(221,602)	1,169,980
Loss attributable to Trade Street Residential	$(3,302,353)	$(807,368)	$(4,109,721)	$(6,236,050)	$610,593	$(5,625,457)
Basic and diluted earnings per share:
Continuing operations	($2.66)	($1.51)	($4.17)	($2.55)	$ 0.17	($2.39)
Discontinued operations	(2.25)	0.32	(1.93)	($1.19)	$ 0.20	($0.98)
Net loss available for common shareholders	($4.91)	($1.19)	($6.10)	($3.74)	$ 0.37	($3.37)

	Six months ended June 30, 2012			Nine months ended September 30, 2012
	As		As	As		As
	Reported	Adjustment	Restated	Reported	Adjustment	Restated
Statement of stockholders' equity information:
Accumulated deficit	(34,365,806)	(807,368)	(35,173,174)	(37,138,583)	610,593	(36,527,990)
Temporary equity	37,511,642	(285,706)	37,225,936	36,995,430	147,735	37,143,165
Noncontrolling interests	11,125,411	(142,852)	10,982,559	10,734,109	73,868	10,807,977

	Six months ended June 30, 2012			Nine months ended September 30, 2012
	As		As	As		As
	Reported	Adjustment	Restated	Reported	Adjustment	Restated
Statement of cash flows information:
Net loss	$(3,608,520)	$(1,235,872)	$(4,844,392)	$(7,413,071)	$832,195	$(6,580,876)
Income (loss) from discontinued real estate operations	(1,514,111)	214,018	(1,300,093)	(1,977,020)	340,186	(1,636,834)
Loss from continuing operations	(2,094,409)	(1,449,890)	(3,544,299)	(5,436,051)	492,009	(4,944,042)
Depreciation and amortization	2,740,458	41,213	2,781,671	3,461,216	92,938	3,554,154
Net cash provided by operating activities -
continuing operations	5,247,364	(1,408,677)	3,838,687	718,228	584,947	1,303,175
Net cash provided by operating activities -
discontinued operations	1,254,681	218,510	1,473,191	1,364,829	357,466	1,722,295
Net cash provided by operating activities	6,720,555	(1,408,677)	5,311,878	2,440,523	584,947	3,025,470
Purchase of real estate assets	(244,096)	(442,782)	(686,878)	(592,744)	(584,947)	(1,177,691)
Net cash provided by (used in) investing activities -
continuing operations	(169,737)	(442,782)	(612,519)	653,102	(584,947)	68,155
Net cash used in investing activities -
discontinued operations	(238,935)	(218,510)	(457,445)	(74,663)	(357,466)	(432,129)
Net cash used in investing activities	(408,672)	(661,292)	(1,069,964)	578,439	(942,413)	(363,974)
Net cash used in financing activities	(4,122,878)	1,851,459	(2,271,419)	(1,748,164)	-	(1,748,164)
Net change in cash and cash equivalents	$1,930,470	$-	$1,930,470	$913,332	$-	$913,332